SHORT TERM BANK LOAN	6 Months Ended
Jun. 30, 2024
SHORT TERM BANK LOAN
SHORT-TERM BANK LOAN

NOTE 9 – SHORT-TERM BANK LOAN

Short-term bank loan consists of the following:

	June 30,	December 31,
	2024	2023
Short-term bank loans	(unaudited)
Agricultural Bank of China	$412,813	-
China Construction Bank	24,341	$32,191
Total	$437,154	$32,191

The following table summarizes the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective interest rate of unsecured short-term bank loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of June 30, 2024	date	date	in RMB	in USD	rate	Note
Short-term bank loan
Agricultural Bank of China	March 20, 2024	March 19, 2025	3,000,000	$412,814	3.1%	1
China Construction Bank	April 7, 2024	April 7, 2025	176,889	$24,341	3.9%
Total short-term bank loan			3,176,889	$437,155

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of December 31, 2023	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 7, 2023	April 7, 2024	228,553	$24,341	3.8%
Total unsecured short-term bank loan			228,553	$24,341

1.	This loan is guaranteed by a shareholder of China Liberal, Zhou Mingbo.